New Accounting Requirements - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Description Of New Accounting Requirements [Line Items]
IFRS 15, description	IFRS 15 'Revenue from contracts with customers' was issued in May 2014 and has been implemented by the Group from 1 January 2018. The Standard provides a single, principles-based approach to the recognition of revenue from all contracts with customers. It focuses on the identification of performance obligations in a contract and requires revenue to be recognised when or as those performance obligations are satisfied.
IFRS 9, description	IFRS 9 'Financial instruments' was issued in its final form in July 2014 and has been implemented by the Group from 1 January 2018. The Standard replaces the majority of IAS 39 and covers the classification, measurement and de-recognition of financial assets and financial liabilities, introduces a new impairment model for financial assets based on expected losses rather than incurred losses and provides a new hedge accounting model.
IFRS 16, description	IFRS 16 'Leases' was issued in January 2016 and will be implemented by the Group from 1 January 2019. The Standard will replace IAS 17 'Leases' and will require lease liabilities and 'right of use' assets to be recognised on the balance sheet for almost all leases.
Effect of overlay approach reclassification [member]
Description Of New Accounting Requirements [Line Items]
Cumulative adjustment increase decrease to equity	£ 11
Increase (decrease) due to application of IFRS 15 [member]
Description Of New Accounting Requirements [Line Items]
Cumulative adjustment increase decrease to equity	£ 4